Share-based payment obligations (Details)				12 Months Ended
	Oct. 14, 2021	Jul. 10, 2021	Jul. 10, 2019 tranche	Dec. 31, 2021 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based payment plans			4
Number of tranches			3
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			7 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period			12 years
LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded	66.70%		66.70%
Percentage of shares not immediately awarded in the event of an IPO	33.30%		33.30%
Number of share options expired | Option				0
Vested in 25% portions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
Vested in 33% portions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.00%
Percentage of shares awarded	50.00%
Vested in 33% portions | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded	50.00%
5% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued annually			50.00%
Measurement period for share-based payment arrangement			12 months
Adjusted EBITDA growth and adjusted funds from operations percentage			5.00%
5% to 10% Adjusted EBITDA growth and Adjusted funds from operations | LTIP1, LTIP2, LTIP2B and LTIP3 plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares issued annually			50.00%
Measurement period for share-based payment arrangement			12 months
Adjusted EBITDA growth and adjusted funds from operations percentage			10.00%